Document and Entity Information	Oct. 23, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	REPUBLIC BANCORP, INC.
Entity Incorporation, State or Country Code	KY
Entity File Number	0-24649
Entity Tax Identification Number	61-0862051
Entity Address, Address Line One	601 West Market Street
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202
City Area Code	502
Local Phone Number	584-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common
Trading Symbol	RBCAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000921557
Amendment Flag	false